The Patriot
                           Sentry variable account ll
                                 Annual Report
                               December 31, 2002

   A flexible premium deferred variable annuity funded by T. Rowe Price Fixed
     Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

                                February 14, 2003

Dear Contract Owner:

The economy continued to plod through its current bear market during 2002. Consumer confidence is shaken and debt levels continue to be relatively high. Even with that negative news there exist some bright spots: consumers continue to enjoy real wage gains, home prices remain strong and we're experiencing the lowest interest rates in generations.

Talk of "double-dip" recession and comparisons to the Great Depression and decade long slump in the Japanese stock market are grossly overstated. The errors in monetary and fiscal policy that led to these crises now serve our current policymakers as valuable object lessons. As foreboding as the current situation with Iraq and North Korea seem, they cannot be honestly compared to that of the 1930's, with fascism on the march throughout the world.

Gloom and doom pessimism has become so widespread today that many investors can find no reason to invest in the market at all. Yet investors must remember that this bear market will pass. While we shouldn't expect an imminent return to the unrestrained bull market of the past decade, the opportunity exists in the current market for extraordinary bargains for the long-term investor.

While we may never return to the high double-digit growth we had grown used to; even high single-digit returns are more than adequate to build wealth over the long-term. The key is to continue with your long-term investment strategy, having faith that the bear market will pass.

During 2002, the number of investment portfolios available within your variable policy was expanded from ten to seventeen. The new investment portfolios are:

  T. Rowe Price Equity Series, Inc.
   o T. Rowe Price Mid-Cap Growth Portfolio
  Vanguard Variable Insurance Fund
   o High Yield Bond Portfolio
   o Balanced Portfolio
   o Equity Index Portfolio
   o Mid-Cap Index Portfolio
   o Small Company Growth Portfolio
   o REIT Index Portfolio

Thank you for choosing Sentry to help meet your long-term investment needs.
We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,


Dale R. Schuh, CEO
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2002


Assets:

Investments at market value:
   Janus Aspen Series:
     Aspen Growth Portfolio, 76,892 shares (cost $1,736,948) $ 1,123,390 Aspen Aggressive Growth Portfolio, 908,179 shares
       (cost $46,851,524)                                        14,385,555
     Aspen Capital Appreciation Portfolio, 46,230 shares
       (cost $992,168)                                              803,010
     Aspen Worldwide Growth Portfolio, 28,538 shares
       (cost $928,143)                                              600,732
     Aspen Balanced Portfolio, 88,607 shares
       (cost $2,017,282)                                          1,824,417

   T. Rowe Price Fixed Income Series, Inc.:
     Prime Reserve Portfolio, 3,959,010 shares
       (cost $3,959,010)                                          3,959,010
     Limited Term Bond Portfolio, 1,280,977 shares
       (cost $6,285,579)                                          6,507,365

   T. Rowe Price Equity Series, Inc.:
     Equity Income Portfolio, 146,455 shares
       (cost $2,752,112)                                          2,396,000
     Personal Strategy Balanced Portfolio, 843,617 shares
       (cost $13,034,482)                                        11,152,612
     Mid-Cap Growth Portfolio, 8,996 shares
       (cost $130,950)                                              129,366

   T. Rowe Price International Series, Inc.:
     International Stock Portfolio, 14,032 shares
       (cost $176,746)                                              129,936

   Vanguard Variable Insurance Fund:
     Balanced Portfolio, 17,889 shares (cost $261,319)              263,327
     Equity Index Portfolio, 9,448 shares (cost $208,596)           204,829
     High Yield Bond Portfolio, 9,425 shares (cost $73,579)          77,382
     Small Company Growth Portfolio, 7,183 shares
       (cost $91,886)                                                86,120
     Mid-Cap Index Portfolio, 7,186 shares (cost $77,426)            76,175
     REIT Index Portfolio, 8,006 shares (cost $101,686)             102,791
                                                                    -------

                                                Net Assets      $43,822,017
                                                                ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                                              For the Years ended December 31,

                                              T. Rowe Price          T. Rowe Price              T. Rowe Price
                                              Prime Reserve        Limited Term Bond            Equity Income

                                            2002        2001       2002           2001        2002          2001
Investment Income:
 Dividends                               $ 53,835    $133,828    $298,099      $299,530    $ 40,357       $ 22,483
Expenses:
 Mortality and expense risk charges        39,056      35,895      64,257        56,439      24,947         14,700
                                           ------      ------      ------        ------      ------         ------
Net investment income (loss)               14,779      97,933     233,842       243,091      15,410          7,783
                                           ------      ------     -------       -------      ------          -----
Realized gains (losses) on investments:
 Realized net investment gain (loss)            -           -      50,155        38,583     (55,786)        17,101
 Capital gain distributions received            -           -          -              -       2,426         27,507
                                           ------      ------     -------       -------      ------          -----
 Realized gain (loss) on investments and
  capital gain distributions, net               -           -      50,155        38,583     (53,360)        44,608
Unrealized appreciation (depreciation), net     -           -     (19,792)       94,630    (345,807)       (31,078)
                                           ------      ------     -------       -------      ------          -----
Net increase (decrease) in net assets
 from operations                         $ 14,779    $ 97,933   $ 264,205      $376,304   $(383,757)      $ 21,313
                                         ========    ========    ==========    ========   =========       ========

                                                                        For the Years ended December 31,

                                                  Janus Aspen                   T. Rowe Price                 Janus Aspen
                                                Aggressive Growth          Personal Strategy Balanced     Capital Appreciation

                                               2002            2001             2002           2001        2002            2001
Investment Income:
 Dividends                                $         -       $     -        $    306,399   $ 383,473      $  5,076      $ 10,567
Expenses:
 Mortality and expense risk charges           183,288        301,917            125,619     141,324         9,154         7,870
Net investment income (loss)                 (183,288)      (301,917)           180,780     242,149        (4,078)        2,697
Realized gains (losses) on investments:
 Realized net investment gain (loss)       (6,935,739)    (5,698,785)          (262,936)   (142,436)     (146,029)      (85,160)
 Capital gain distributions received            -                  -                  -           -             -             -
 Realized gain (loss) on investments and
  capital gain distributions, net          (6,935,739)    (5,698,785)          (262,936)   (142,436)     (146,029)      (85,160)
Unrealized appreciation (depreciation),
   net)                                       748,201    (10,364,549)        (1,039,235)   (585,656)       (6,796)      (95,220)
Net increase (decrease) in net assets
 from operations                          $(6,370,826)  $(16,365,251)      $ (1,121,391)  $(485,943)    $(156,903)    $(177,683)

                                                                        For the Years ended December 31,

                                         T. Rowe Price            Janus Aspen         T. Rowe Price            Vanguard  Vanguard
                                         International Stock        Growth             Mid-Cap      Vanguard    Equity  High Yield
                                                                                       Growth*      Balanced*   Index*    Bond*


                                         2002       2001           2002       2001         2002       2002         2002     2002
Investment Income:
 Dividends                               $ 1,378     $3,227       $     -   $  1,046      $   -     $     -       $   -      $   -
Expenses:
 Mortality and expense risk charges        1,521      1,593        13,968     14,983        511       1,342         724        332

Net investment income (loss)                (143)     1,634       (13,968)   (13,937)      (511)     (1,342)       (724)      (332)

Realized gains (losses) on investments:
 Realized net investment gain (loss)     (24,499)   (27,066)     (251,597)  (153,539)      (594)     (4,513)     (1,364)      (862)
 Capital gain distributions received         138          -             -      2,853          -           -           -          -

 Realized gain (loss) on investments
   and capital gain distributions, net   (24,361)   (27,066)     (251,597)  (150,686)      (594)     (4,513)     (1,364)      (862
Unrealized appreciation (depreciation),
  net                                     (7,014)   (14,226)     (161,506)  (257,443)    (1,584)      2,008      (3,767)     3,803
Net increase (decrease) in net assets
 from operations                        $(31,518)  $(39,658)    $(427,071) $(422,066)   $(2,689)    $(3,847)    $(5,855)    $2,609

                                                                       For the Years ended December 31,

                                             Janus Aspen              Janus Aspen         Vanguard       Vanguard         Vanguard
                                          Worldwide Growth             Balanced            Mid-Cap       Small Company      REIT
                                                                                           Index*          Growth*         Index*

                                          2002         2001         2002        2001        2002            2002            2002
Investment Income:
 Dividends                                 $6,270     $ 3,667    $ 46,880    $ 43,386     $    -            $    -        $     -
Expenses:
 Mortality and expense risk charges         7,092       7,225       19,923     14,357        376               570            393

Net investment income (loss)                 (822)      (3,558)     26,957     29,029       (376)             (570)          (393)

Realized gains (losses) on investments:
 Realized net investment gain (loss)     (106,806)     (59,958)    (71,044)   (48,092)      (572)          (11,769)        (3,305)
 Capital gain distributions received            -            -           -          -          -                -               -

 Realized gain (loss) on investments
   and capital gain distributions, net   (106,806)     (59,958)    (71,044)   (48,092)      (572)          (11,769)        (3,305)
Unrealized appreciation (depreciation),
  net                                     (99,088)    (116,936)   (104,916)   (36,782)    (1,251)          (5,766)          1,105
Net increase (decrease) in net assets
 from operations                        $(206,716)   $(180,452)  $(149,003)  $(55,845)   $(2,199)        $(18,105)        $(2,593)

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Years ended December 31,

                                                T. Rowe Price          T. Rowe Price                 T. Rowe Price
                                                Prime Reserve          Limited Term Bond             Equity Income


                                             2002         2001        2002          2001           2002         2001
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)               $14,779      $97,933     $233,842     $243,091       $15,410        $7,783
 Realized gains (losses)                          -            -       50,155       38,583       (53,360)       44,608
 Unrealized appreciation (depreciation),          -            -      (19,792)      94,630      (345,807)      (31,078)
   net
Net increase (decrease) in net assets        14,779       97,933      264,205      376,304      (383,757)       21,313
 from operations
Contract transactions:
 Purchase payments                          475,549      676,256      715,954      786,233       768,885      1,290,517
 Transfers between subaccounts, net         661,079      579,197      268,386      346,664       176,590        300,208
 Withdrawals                               (652,625)    (794,471)    (536,953)    (610,703)     (220,614)       (76,103)
 Contract maintenance fees                   (5,136)      (3,560)      (8,529)      (5,703)       (5,966)          (794)
 Surrender charges                           (9,577)      (3,750)      (4,969)      (1,698)       (9,227)          (561)
Net increase (decrease) in net assets
 derived from contract transactions         469,290      453,672      433,889      514,793       709,668      1,513,267
Total increase (decrease) in net assets     484,069      551,605      698,094      891,097       325,911      1,534,580
Net assets at beginning of year           3,474,941    2,923,336    5,809,271    4,918,174     2,070,089        535,509
Net assets at end of year                $3,959,010   $3,474,941   $6,507,365   $5,809,271    $2,396,000     $2,070,089

                                                                            For the Years ended December 31,

                                                 Janus Aspen                    T. Rowe Price                     Janus Aspen
                                              Aggressive Growth            Personal Strategy Balanced        Capital Appreciation

                                           2002              2001            2002             2001           2002          2001
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)             $  (183,288)     $(301,917)        $180,780       $242,149      $ (4,078)       $2,697
 Realized gains (losses)                   (6,935,739)    (5,698,785)        (262,936)      (142,436)     (146,029)      (85,160)
 Unrealized appreciation (depreciation),      748,201    (10,364,549)      (1,039,235)      (585,656)       (6,796)      (95,220)
   net
Net increase (decrease) in net assets      (6,370,826)   (16,365,251)      (1,121,391)      (485,943)     (156,903)     (177,683)
 from operations
Contract transactions:
 Purchase payments                            676,017      1,406,538          661,736        869,349       265,675       487,537
 Transfers between subaccounts, net        (1,011,382)    (1,356,789)        (144,777)      (224,420)     (119,400)       37,844
 Withdrawals                               (1,623,724)    (2,202,925)      (1,312,985)    (1,598,734)      (68,020)      (45,616)
 Contract maintenance fees                    (50,898)       (57,470)         (17,089)       (14,789)       (4,817)       (1,862)
 Surrender charges                            (23,963)       (25,252)         (14,718)       (17,074)       (3,747)       (2,052)
Net increase (decrease) in net assets
 derived from contract transactions        (2,033,950)    (2,235,898)        (827,833)      (985,668)       69,691       475,851
Total increase (decrease) in net assets    (8,404,776)   (18,601,149)      (1,949,224)    (1,471,611)      (87,212)      298,168
Net assets at beginning of year            22,790,331     41,391,480       13,101,836     14,573,447       890,222       592,054
Net assets at end of year                 $14,385,555    $22,790,331      $11,152,612    $13,101,836      $803,010      $890,222

                                                                            For the Years ended December 31,

                                         T. Rowe Price                 Janus Aspen    T. Rowe Price  Vanguard   Vanguard   Vanguard
                                         International Stock              Growth         Mid-Cap     Balanced*  Equity   High Yield
                                                                                         Growth*                Index*     Bond*
                                           2002         2001          2002        2001     2002      2002        2002       2002
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)           $  (143)   $ 1,634      $(13,968)   $(13,937)     $(511)   $(1,342)      $(724)    $(332)
 Realized gains (losses)                (24,361)   (27,066)     (251,597)   (150,686)      (594)    (4,513)     (1,364)     (862)
 Unrealized appreciation (depreciation), (7,014)   (14,226)     (161,506)   (257,443)    (1,584)     2,008      (3,767)    3,803
   net
Net increase (decrease) in net assets   (31,518)   (39,658)     (427,071)   (422,066)    (2,689)    (3,847)     (5,855)    2,609
 from operations
Contract transactions:
 Purchase payments                       33,344     43,517       247,875     820,841     80,034    172,830     101,813    50,725
 Transfers between subaccounts, net      (4,989)     6,492      (158,707)    131,697     52,117     96,825     112,211    24,048
 Withdrawals                            (17,466)    (5,589)      (84,905)   (100,380)         -     (2,323)     (3,313)        -
 Contract maintenance fees                 (316)      (202)       (5,088)     (2,432)       (96)       (62)         (9)        -
 Surrender charges                         (788)       (43)       (4,133)     (1,661)         -        (96)        (18)        -
Net increase (decrease) in net assets
 derived from contract transactions       9,785     44,175        (4,958)    848,065    132,055    267,174     210,684    74,773
Total increase (decrease) in net assets (21,733)     4,517      (432,029)    425,999    129,366    263,327     204,829    77,382
Net assets at beginning of year         151,669    147,152     1,555,419   1,129,420          -          -           -         -
Net assets at end of year              $129,936   $151,669    $1,123,390  $1,555,419   $129,366   $263,327    $204,829   $77,382

                                                                           For the Years ended December 31,

                                               Janus Aspen              Janus Aspen          Vanguard    Vanguard         Vanguard
                                             Worldwide Growth            Balanced            Mid-Cap     Small Company    REIT
                                                                                             Index*      Growth*          Index*
                                             2002        2001          2002          2001      2002          2002          2002
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)             $   (822)   $  (3,558)      $26,957      $29,029   $  (376)      $  (570)       $  (393)
 Realized gains (losses)                  (106,806)     (59,958)      (71,044)     (48,092)     (572)      (11,769)        (3,305)
 Unrealized appreciation (depreciation)    (99,088)    (116,936)     (104,916)     (36,782)   (1,251)       (5,766)         1,105
   net
Net increase (decrease) in net assets     (206,716)   (180,452)      (149,003)     (55,845)   (2,199)      (18,105)        (2,593)
 from operations
Contract transactions:
 Purchase payments                         166,685     325,138        366,176    1,023,155    48,935        35,252         21,909
 Transfers between subaccounts, net        (39,698)    (11,509)       (98,109)     190,616    30,933        71,315         83,558
 Withdrawals                               (49,916)    (25,914)      (186,141)    (113,529)   (1,392)       (2,241)             -
 Contract maintenance fees                  (2,761)     (1,691)        (6,698)      (2,474)      (69)          (43)           (83)
 Surrender charges                          (3,198)     (1,561)        (8,077)      (3,062)      (33)          (58)             -
Net increase (decrease) in net assets
 derived from contract transactions         71,112     284,463         67,151    1,094,706    78,374       104,225        105,384
Total increase (decrease) in net assets   (135,604)    104,011        (81,852)   1,038,861    76,175        86,120        102,791
Net assets at beginning of year            736,336     632,325      1,906,269      867,408         -             -              -
Net assets at end of year                 $600,732    $736,336     $1,824,417   $1,906,269   $76,175       $86,120       $102,791

*Commenced offering on May 1, 2002.

The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 and 2001

1.Organization
  The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc.,
  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

  On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. The additional portfolios are as follows:
   T. Rowe Price Equity Series, Inc.         Vanguard Variable Insurance Fund
    T. Rowe Price Mid-Cap Growth Portfolio    Balanced Portfolio
                                              Equity Index Portfolio
                                              High Yield Bond Portfolio
                                              Small Company Growth Portfolio
                                              Mid-Cap Index Portfolio
                                              REIT Index Portfolio

  The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2.Significant Accounting Policies

  Valuation of Investments
  Investments in shares of the Funds are valued at the Funds' offering and redemption price.

  Securities Transactions and Investment Income
  Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

  Federal Income Taxes
  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3.Purchases and Sales of Securities
  In 2002, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                  Proceeds
                                                   Purchases       on Sales

   Janus Aspen Growth Portfolio                   $  294,067      $ 313,611
   Janus Aspen Aggressive Growth Portfolio           849,541      3,070,272
   Janus Aspen Capital Appreciation Portfolio        327,881        262,545
   Janus Aspen Worldwide Growth Portfolio            191,266        121,337
   Janus Aspen Balanced Portfolio                    538,767        445,219
   T. Rowe Price Prime Reserve Portfolio           1,525,216      1,041,565
   T. Rowe Price Limited Term Bond Portfolio       1,668,016      1,000,563
   T. Rowe Price Equity Income Portfolio           1,261,710        535,190
   T. Rowe Price Personal Strategy Balanced
     Portfolio                                     1,304,985      1,954,031
   T. Rowe Price Mid-Cap Growth Portfolio            134,720          3,176
   T. Rowe Price International Stock Portfolio        42,494         33,129
   Vanguard Balanced Portfolio                       339,170         73,338
   Vanguard Equity Income Portfolio                  218,102          8,142
   Vanguard High Yield Bond Portfolio                102,877         28,436
   Vanguard Small Company Growth Portfolio           147,052         43,397
   Vanguard Mid-Cap Index Portfolio                   84,899          6,901
   Vanguard REIT Index Portfolio                     146,988         41,997
                                                    -------         ------

           Total                                 $ 9,177,751     $8,982,849
                                                 ===========     ==========


4.Expenses and Related Party Transactions
  A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

  The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

  There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

  Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5.Changes in Units Outstanding
  The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                             Units    Units      Net Increase
                                            Issued   Redeemed     (Decrease)

Janus Aspen Growth Portfolio                55,176    56,912         (1,736)
Janus Aspen Aggressive Growth Portfolio     30,062   104,753        (74,691)
Janus Aspen Capital Appreciation Portfolio  56,757    44,956         11,801
Janus Aspen Worldwide Growth Portfolio      34,073    21,287         12,786
Janus Aspen Balanced Portfolio              55,648    48,566          7,082
T. Rowe Price Prime Reserve Portfolio       73,415    50,001         23,414
T. Rowe Price Limited Term Bond Portfolio   46,315    31,588         14,727
T. Rowe Price Equity Income Portfolio      111,716    48,932         62,784
T. Rowe Price Personal Strategy Balanced
  Portfolio                                 35,369    65,177        (29,808)
T. Rowe Price Mid-Cap Growth Portfolio      16,604       323         16,281
T. Rowe Price International Stock Portfolio  6,713     5,343          1,370
Vanguard Balanced Portfolio                 36,672     7,766         28,906
Vanguard Equity Income Portfolio            26,087       907         25,180
Vanguard High Yield Bond Portfolio          10,810     2,915          7,895
Vanguard Small Company Growth Portfolio     16,982     5,716         11,266
Vanguard Mid-Cap Index Portfolio            10,340       748          9,592
Vanguard REIT Index Portfolio               15,416     4,450         10,966

The changes in units outstanding for the year ended December 31, 2001 were as follows:
                                             Units    Units      Net Increase
                                            Issued   Redeemed     (Decrease)

Janus Aspen Growth Portfolio                158,104   39,676       118,428
Janus Aspen Aggressive Growth Portfolio      47,784  104,974       (57,190)
Janus Aspen Capital Appreciation Portfolio   98,895   28,288        70,607
Janus Aspen Worldwide Growth Portfolio       54,875   14,046        40,829
Janus Aspen Balanced Portfolio              146,088   26,504       119,584
T. Rowe Price Prime Reserve Portfolio        91,118   67,891        23,227
T. Rowe Price Limited Term Bond Portfolio    41,668   23,601        18,067
T. Rowe Price Equity Income Portfolio       176,524   42,324       134,200
T. Rowe Price Personal Strategy Balanced
  Portfolio                                  43,283   76,243       (32,960)
T. Rowe Price International Stock Portfolio  15,132    9,293         5,839

6. Financial Highlights
   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002 follows:

                                                                                  Expenses as
                                                    Net Assets                      a % of       Income as
                                                    ----------                     Average        a % of
                                                          Unit                       Net           Net              Total
Portfolio                                  Units          Value       (000's)       Assets*       Assets            Return
Janus Aspen Growth                       256,038      $ 4.39         $  1,123       1.20%           -%             (27.29)%
Janus Aspen Aggressive Growth            576,020       24.97           14,386       1.20            -              (28.69)
Janus Aspen Capital Appreciation         157,441        5.10              803       1.20          .58              (16.56)
Janus Aspen Worldwide Growth             132,497        4.53              601       1.20          .93              (26.29)
Janus Aspen Balanced                     216,594        8.42            1,824       1.20         2.47               (7.42)
T. Rowe Price Prime Reserve              197,283       20.07            3,959       1.20         1.44                0.41
T. Rowe Price Limited Term Bond          213,994       30.41            6,507       1.20         4.83                4.31
T. Rowe Price Equity Income              244,071        9.82            2,396       1.20         1.68              (14.03)
T. Rowe Price Personal Strategy Balanced 415,263       26.86           11,153       1.20         2.57               (8.77)
T. Rowe Price Mid-Cap Growth              16,281        7.95              129       1.20***         -***           (20.54)**
T. Rowe Price International Stock         24,304        5.35              130       1.20          .95              (19.16)
Vanguard Balanced                         28,906        9.11              263       1.20***         -***            (8.90)**
Vanguard Equity Income                    25,180        8.13              205       1.20***         -***           (18.66)**
Vanguard High Yield Bond                   7,895        9.80               77       1.20***         -***            (1.99)**
Vanguard Small Company Growth             11,266        7.64               86       1.20***         -***           (23.56)**
Vanguard Mid-Cap Index                     9,592        7.94               76       1.20***         -***           (20.58)**
Vanguard REIT Index                       10,966        9.37              103       1.20***         -***            (6.26)**

*       Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.
**      For the period May 1, 2002 through December 31, 2002.
***     Annualized.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows:

                                                                                   Expenses as
                                                    Net Assets                      a % of       Income as
                                                    ----------                     Average        a % of
                                                          Unit                       Net           Net              Total
Portfolio                                  Units          Value       (000's)       Assets*       Assets            Return
Janus Aspen Growth                       257,774      $  6.03        $ 1,555        1.20%         .07%             (25.73)%
Janus Aspen Aggressive Growth            650,711        35.02         22,790        1.20            -              (40.22)
Janus Aspen Capital Appreciation         145,640         6.11            890        1.20         1.40              (22.72)
Janus Aspen Worldwide Growth             119,711         6.15            736        1.20          .53              (23.46)
Janus Aspen Balanced                     209,512         9.10          1,906        1.20         3.10               (5.94)
T. Rowe Price Prime Reserve              173,869        19.99          3,475        1.20         3.92                2.68
T. Rowe Price Limited Term Bond          199,267        29.15          5,809        1.20         5.56                7.07
T. Rowe Price Equity Income              181,287        11.42          2,070        1.20         1.53                0.08
T. Rowe Price Personal Strategy Balanced 445,071        29.44         13,102        1.20         2.87               (3.73)
T. Rowe Price International Stock         22,934         6.61            152        1.20         2.14              (23.37)

* Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

7. Concentrations of Ownership
   At December 31, 2002 significant concentrations of ownership were as follows:
                                                    Number of       Percentage
                                                 Contract Owners      Owned

   T. Rowe Price Mid-Cap Growth Portfolio              3               58.8
   T. Rowe Price International Stock Portfolio         1               29.5
   Vanguard Balanced Portfolio                         2               27.9
   Vanguard Equity Income Portfolio                    3               64.9
   Vanguard High Yield Bond Portfolio                  2               50.6
   Vanguard Small Company Growth Portfolio             2               37.2
   Vanguard Mid-Cap Index Portfolio                    4               47.2
   Vanguard REIT Index Portfolio                       2               27.1

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002, by correspondence with the investment advisors, provide a reasonable basis for our opinion.





Milwaukee, Wisconsin
February 7, 2003